Financial Risk Management and Fair Values - Summary of Expected Loss Rate Accounts Receivable Due (Detail)	Dec. 31, 2019
Within 30 days [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	2.00%
31 days to 90 days [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	20.00%
91 days to 1 year [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	80.00%
Over 1 year [member] | Individual customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	100.00%
Within 180 days [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	2.00%
181 days to 1 year [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	20.00%
1 year to 2 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	60.00%
2 years to 3 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	80.00%
Over 3 years [member] | Corporate customer [member]
Disclosure of provision matrix [line items]
Expected loss rate	100.00%